Receivables and Related Allowances - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Gas utility customer accounts receivable balance	$ 148,173	$ 138,149